Interim Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	$ 15,708	$ 25,008
Cost of revenues	14,212	26,981
Gross profit (loss)	1,496	(1,973)
Research and development expenses, net	625	2,759
Sales and marketing expenses	2,648	4,616
General and administrative expenses	13,317	35,937
Other expenses (income), net	(63)	14,274
Operating loss	(15,031)	(59,559)
Finance income	(3,358)	(1,866)
Finance expenses	13,403	7,178
Loss before taxes on income	(25,076)	(64,871)
Taxes on income	230	85
Net loss from continuing operation	(25,306)	(64,956)
Net (loss) income from discontinued operation	(1,057)	470
Attributable to:
Equity holders of the Company	(27,091)	(65,476)
Non-controlling interests	728	990
Profit (loss)	$ (26,363)	$ (64,486)
Net loss per share attributable to equity holders of the Company:
Basic net loss per share from continuing operation (in Dollars per share)	$ (1.21)	$ (7.22)	[1]
Diluted net loss per share from continuing operation (in Dollars per share)	(1.21)	(7.22)	[1]
Basic net profit (loss) per share from discontinued operation (in Dollars per share)	(0.05)	0.05	[1]
Diluted net profit (loss) per share from discontinued operation (in Dollars per share)	$ (0.05)	$ 0.04	[1]
Weighted average number of shares outstanding used in computation of basic profit or loss per share (in Shares)	20,894,876	8,998,452	[1]
Weighted average number of shares outstanding used in computation of diluted profit or loss per share (in Shares)	20,894,876	12,980,177	[1]

[1]	Shares and per shares amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1:10 in December 2023.